Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remainder of 2021	$ 102,881
2022	125,273	$ 152,317
2023	37,488	124,565
2024	1,748	37,060
Total future minimum lease payments	267,390	315,678
Discount	(31,171)	(38,937)
Total	236,219	276,741	$ 137,160
Current portion of operating lease liabilities	(119,154)	(125,864)	(62,935)
Long-term portion of operating lease liabilities	$ 117,065	$ 150,877	$ 74,225